Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of provisions

	12/31/2023	12/31/2022
Provision for legal and administrative proceedings	39,368	28,118
Provision for expected credit losses on loan commitments (a)	31,084	29,331
Total	70,452	57,449
(a) Inter recognizes expected losses for financial assets on loan commitments that include both a used component and an unused loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is presented as a provision.
COFINS
Provisions
Schedule of contingent liabilities

Process type	12/31/2023	12/31/2022
Action for the annulment of a tax debt	39,651	28,459
Infraction notice	24,132	22,340
Clearing Statement	1,261	1,473
Total	65,044	52,272

Provision for legal and administrative proceedings
Provisions
Schedule of change in provisions

	Labor	Civil	Total
Balance at December 31, 2022	3,788	24,330	28,118
Constitution/increase in provision	3,429	35,126	38,555
Payments	(1,235)	(26,070)	(27,305)
Balance at December 31, 2023	5,982	33,386	39,368

Balance at December 31, 2021	3,312	18,370	21,682
Constitution/increase in provision	1,029	24,903	25,932
Payments	(553)	(18,943)	(19,496)
Balance at December 31, 2022	3,788	24,330	28,118